Cash Generated From Operations (Tables)	6 Months Ended
Jun. 30, 2019
Statement of cash flows [abstract]
Disclosure of Cash Generated From Operations

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

Profit (loss) before taxation	181	86	278
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	(7)	(9)	3
Amortisation of tangible and right of use assets	294	294	625
Finance costs and unwinding of obligations	96	85	178
Environmental, rehabilitation and other expenditure	(17)	(32)	(35)
Special items	12	112	106
Amortisation of intangible assets	2	3	5
Fair value adjustments	(1)	—	3
Interest income	(8)	(9)	(17)
Share of associates and joint ventures' (profit) loss	(78)	(40)	(122)
Other non-cash movements	50	10	39
Movements in working capital	(146)	(132)	(131)
	378	368	932

Movements in working capital:
(Increase) decrease in inventories	(24)	30	(9)
(Increase) decrease in trade and other receivables	(88)	(59)	(72)
Increase (decrease) in trade, other payables and deferred income	(34)	(103)	(50)
	(146)	(132)	(131)